INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 2,745,000	$ 815,000
Valuation allowance		$ 161,000	$ 35,000
Expiration date	May 31, 2036	May 31, 2036